STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating costs:
Legal and accounting expenses	$ 87,371			$ 56,330			$ 230,702	$ 211,771	$ 712,495	$ 466,287
Insurance expense	25,813						201,102	227,594	251,768	516,250
Franchise tax expense	51,268			50,411			177,142	149,589	226,974	200,000
Listing fees	21,250			21,250			63,750	63,750	85,000	175,124
Bank fees	368			1,927			3,848	5,726
Total expenses	245,178			137,763			939,480	786,678
Other operating costs	3,108						3,108		7,795	2,458
Loss from operations	(245,178)			(137,763)			(939,480)	(786,678)	(1,670,440)	(1,577,543)
Other income (loss):
Change in fair value of warrant liability	(1,392,000)			(325,000)			(1,275,500)	(725,950)	(53,450)	16,688,950
Non-redemption agreement expense				(135,986)			(274,973)	(522,948)
Dividend income on marketable securities held in Trust Account	165,500			731,196			889,022	6,120,704	6,707,678	3,383,823
Financing expense									(934,906)
Other (expense) income	(1,226,500)			270,210			(661,451)	4,871,806	5,719,322	20,072,773
(Loss) Income before provision for income taxes	(1,471,678)			132,447			(1,600,931)	4,085,128	4,048,882	18,495,230
Provision for income taxes	(24,220)			(142,965)			(138,344)	(1,253,934)	(1,319,280)	(362,282)
Net (loss) income	(1,495,898)	$ (504,984)	$ 261,607	(10,518)	$ 1,657,247	$ 1,184,465	(1,739,275)	2,831,194	2,729,602	18,132,948
Nonrelated Party
Operating costs:
Administrative expense	11,000			$ 7,845			124,828	$ 128,248	154,908	$ 217,424
Related Party
Operating costs:
Administrative expense	$ 45,000						$ 135,000		$ 231,500
Class A common stock subject to redemption
Other income (loss):
Weighted average shares outstanding, basic	1,163,113			4,150,000			1,969,808	15,197,646	12,413,050	23,000,000
Weighted average shares outstanding, diluted	1,163,113			4,150,000			1,969,808	15,197,646	12,413,050	23,000,000
Basic net income (loss) per share	$ (0.1)			$ (0.15)			$ (0.07)	$ 0.2	$ 0.26	$ 0.66
Diluted net income (loss) per share	$ (0.1)			$ (0.15)			$ (0.07)	$ 0.2	$ 0.26	$ 0.66
Class And B Non Redeemable Common Stock
Other income (loss):
Weighted average shares outstanding, basic	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Basic net income (loss) per share	$ (0.24)			$ 0.11			$ (0.28)	$ (0.05)	$ (0.09)	$ 0.51
Diluted net income (loss) per share	$ (0.24)			$ 0.11			$ (0.28)	$ (0.05)	$ (0.09)	$ 0.51